As filed with the Securities and Exchange Commission on January 26, 2009
                                                                                                                                   File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 215	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 215	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On February 10, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 215 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 10, 2009, the effectiveness of the registration statement for the iShares MSCI All Peru Index Fund (the “Fund”), filed in Post-Effective Amendment No. 175 on October 6, 2008 pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 205 on December 19, 2008 and Post-Effective Amendment No. 210 on January 13, 2009 pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 215 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 175.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 215 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th  day of January 2009.

By:
Michael Latham*
President

Date: January 26, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 215 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee

Date: January 26, 2009

John E. Martinez*
Trustee

Date: January 26, 2009

George G. C. Parker*
Trustee

Date: January 26, 2009

Cecilia H. Herbert*
Trustee

Date: January 26, 2009

Charles A. Hurty*
Trustee

Date: January 26, 2009

John E. Kerrigan*
Trustee

Date: January 26, 2009

Robert H. Silver*
Trustee

Date: January 26, 2009

Darrell Duffie**
Trustee

Date: January 26, 2009

Michael Latham*
President

Date: January 26, 2009

/s/Jack Gee
Jack Gee
Treasurer

Date: January 26, 2009

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: January 26, 2009

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to Post-Effective Amendment No. 102, filed October 1, 2007.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 144, filed June 23, 2008.